Pledged assets and contingent liabilities (Tables)	3 Months Ended
Mar. 31, 2018
Pledged assets and contingent liabilities
Schedule of pledged assets and contingent liabilities

Skr mn	March 31, 2018	December 31, 2017
Collateral provided
Cash collateral under the security agreements for derivative contracts	9,828	10,314

Contingent assets1
Guarantee commitments	3,225	3,360

Commitments1
Committed undisbursed loans	67,612	72,914
Binding offers	1,239	1,211

1	For expected credit losses in guarantee commitments, committed undisbursed loans and binding offers see Note 4.